Vessels and Equipment	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Vessels and Equipment

9) Vessels and Equipment

(U.S. Dollars in thousands)	Vessels & equipment	Accumulated depreciation	Net Vessels
Vessels, December 31, 2015	$1,351,219	$(158,292)	$1,192,927
Additions	115,934	—	115,934
Drydock costs	4,258	—	4,258
Disposals	(2,498)	2,498	—
Depreciation for the year	—	(56,230)	(56,230)

Vessels, December 31, 2016	$1,468,913	$(212,024)	$1,256,889

Additions	286,243	—	286,243
Drydock costs	9,263	—	9,263
Disposals	(1,508)	1,508	—
Depreciation for the period	—	(33,125)	(33,125)

Vessels, June 30, 2017	$1,762,912	$(243,641)	$1,519,270

As of June 30, 2017 and December 2016, Vessels with a book value of $1,519 million and $1,257 million, respectively, are pledged as security held as a guarantee for the Partnership’s long-term debt. See Note 11—Long-term debt.